UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

BNY Mellon Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	4/30/19

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Strategic Beta Emerging Markets Equity Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Strategic Beta Emerging Markets Equity Fund

SEMIANNUAL REPORT April 30, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Strategic Beta Emerging Markets Equity Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Strategic Beta Emerging Markets Fund (formerly Dreyfus Strategic Beta Emerging Markets Equity Fund) covering the six-month period from November 1, 2018 through April 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. and many other developed economies continued their pattern of moderate growth during the six months. Equity markets experienced a sharp sell-off in the fourth quarter of 2018, triggered in part by interest-rate increases, trade tensions and slowing global growth. The sell-off partially reduced prior gains on U.S. indices, while losses deepened in international developed and emerging markets. Global equities continued their general decline through the end of 2018. However, comments made in January by the U.S. Federal Reserve (the “Fed”) that it might slow the pace of interest-rate increases in 2019 helped stimulate a rebound across equity markets. In a similar stance, other central banks pledged to continue policies that support economic growth, helping to further ease investor concerns. Talk of a potential trade agreement between the U.S. and China also helped to buoy equity markets, which continued their upward trajectory through the end of the period.

Equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. Corporate bonds, however, were hindered somewhat by concerns about economic growth, resulting in widening spreads and lower prices through November. After encouraging comments by the Fed in January, bond markets rebounded, and most U.S. indices continued to post positive returns through the end of April.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 3, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2018 through April 30, 2019, as provided by portfolio managers William S. Cazalet, CAIA, C. Wesley Boggs, Peter D. Goslin, CFA, and Syed A. Zamil, CFA, of Mellon Investments Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2019, BNY Mellon Strategic Beta Emerging Markets Equity Fund’s (formerly Dreyfus Strategic Beta Emerging Markets Equity Fund) Class A shares produced a total return of 8.20%, Class C shares returned 7.72%, Class I shares returned 8.32%, and Class Y shares returned 8.34%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), produced a total return of 13.76% for the same period.2

Emerging markets encountered heightened volatility during the first few months of the reporting period, but regained strength due in part to continued accommodative monetary policies from major central banks and optimism regarding a possible U.S.-China trade resolution. The fund produced lower returns than the Index, mainly due to stock selection in the energy and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies organized or with their principal place of business, or a majority of assets or business, in emerging-market countries.

The fund’s portfolio managers use a proprietary methodology designed to rank and select stocks of emerging-market companies based on fundamental company information. In this manner, the portfolio managers employ a “strategic-beta” strategy to select and weight stocks for the fund’s portfolio using characteristics other than market capitalization. The portfolio managers first weight each stock based on the company’s economic size, determined by a combination of accounting metrics, including sales, earnings before interest, taxation, depreciation and amortization (EBITDA), and net total payout (including dividends and share repurchases). Next, companies are ranked based on the quality and growth of their earnings. These metrics seek to identify high-quality companies with sustainable and growing earnings and consistency of performance relative to the stocks of emerging-market companies in general. A company’s sales, earnings quality and earnings growth contribute, in part, to its overall beta. The final step in the portfolio construction process is to exclude companies with the lowest expected performance based on the above metrics of earnings quality and earnings growth.

The fund’s portfolio managers manage risk by diversifying across companies and industries. The fund’s portfolio is rebalanced semiannually.

A Tale of Two Markets

Concerns over the U.S.-China trade dispute depressed Chinese asset prices early in the fourth quarter of 2018, but we saw a relief rally in November in the lead-up to the G20 meeting, when a more constructive tone emerged. However, in December global equities plumbed new lows for the year, as the tone of the U.S. Federal Reserve’s (the “Fed”)

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

forward-looking commentary once again unnerved investors. Political concerns in developed as well as emerging markets contributed to the broader malaise. However, emerging-market equities outperformed U.S. and broader developed markets during the latter part of 2018 but they were not immune to the pullback. China, in particular, suffered declines.

In contrast, the first quarter of 2019 heralded a rebound in equity markets from the lows of late 2018. Despite fears over moderating economic growth in emerging markets and the world at large, markets rose on improving sentiment regarding the U.S.-China trade talks and pivot by the Fed on monetary policy towards an easing bias. To start the year, China was the best-performing major market. This rebound followed a steady sell-off in Chinese equities through 2018. The recovery reflected stimulus measures from the central bank as well as the prospects of consumer tax cuts and somewhat greater infrastructure spending. In India, uncertainty weighed around upcoming elections, with a rising oil price adding some pressure to asset prices. However, Indian markets enjoyed a dramatic rise in March, driven by renewed economic strength and the prospects of an interest-rate cut, as inflationary pressures subsided.

Global equity markets continued their upward momentum in April, encouraged by the softer tone from global central banks and the growing sense that China and the U.S. were close to finalizing an agreement on trade. More importantly, U.S. bond yields fell to around 2.5%, reducing the global cost of capital, which has the potential to stimulate global markets despite the possibility of continued trade difficulties.

Fund Returns Driven by Security Selection

Stock selections within the energy and consumer discretionary sectors contributed to underperformance. An underweight to Tencent Holdings was one of the largest detractors for the period. An underweight to online retailer Alibaba Group Holdings also weighed on relative results. The stock rose in February after the Trump administration postponed the date for increasing tariffs on Chinese imports. The fund held an overweight to China Petroleum & Chemical during the period, which also hurt relative results. The largest oil refiner in Asia saw its shares drop after an analyst downgrade. Investors are concerned by the potential for future regulations that would cut refining margins. From a country perspective, other companies located in China and South Korea also weighed on relative results during the six months.

Conversely, the fund’s relative performance was helped during the reporting period by its underweight to Chinese search engine company Baidu. The stock price fell after analysts cut its price target. Slowing Chinese GDP growth also provided downward pressure on the price. An underweight to Taiwan Semiconductor Manufacturing also aided relative results. Shares lagged the broader market after the company reported a larger-than-anticipated decrease in net income during the first quarter of 2019. An overweight to insurer Ping An Insurance Group Company of China also helped. The company’s shares rallied after it announced it would have an IPO for its financial technology unit, OneConnect. From a country perspective, Malaysia and Qatar were the two largest contributors for the reporting period.

A Model-Driven Strategy

We continue to position the portfolio based on our stock selection model. Although we focus on the valuations, earnings quality, and earnings momentum of individual companies and not broader macroeconomic or market trends, we believe that the long-term structural growth outlook for many emerging markets, particularly those in Asia, continues to be supported by demographics, technological innovation and government reforms. We continue to look for opportunities and names that fit our profile and are currently finding opportunities with companies within the energy and information technology sectors, as well as in companies based in South Korea and Russia. Based on our model outputs, we have found fewer opportunities in consumer discretionary or communication services companies, as well as companies located in China and Malaysia.

June 3, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 1, 2020, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of emerging markets. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Strategic Beta Emerging Markets Equity Fund from November 1, 2018 to April 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.16	$9.01	$3.87	$3.87
Ending value (after expenses)	$1,082.00	$1,077.20	$1,083.20	$1,083.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2019
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.01	$8.75	$3.76	$3.76
Ending value (after expenses)	$1,019.84	$1,016.12	$1,021.08	$1,021.08

† Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.75% for Class C, .75% for Class I and .75% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 88.0%
Brazil - 4.1%
Ambev	20,900		98,448
Atacadao	2,700	[a]	14,619
B3 - Brasil Bolsa Balcao	5,250		46,259
Banco Bradesco	7,520		59,434
Banco do Brasil	5,300		67,002
Banco Santander Brasil	200		2,308
BB Seguridade Participacoes	3,200		23,193
CCR	3,900	[a]	11,756
Centrais Eletricas Brasileiras	1,100		9,201
Cia de Saneamento Basico do Estado de Sao Paulo	2,100		25,182
Cia Siderurgica Nacional	12,100		44,776
Cosan	3,400		40,502
CPFL Energia	943		7,126
EDP - Energias do Brasil	2,400		10,791
Embraer	3,300		16,512
Engie Brasil Energia	1,250		14,212
Equatorial Energia	600		12,563
Hypera	400		2,881
IRB Brasil Resseguros	900		21,679
JBS	19,300		96,571
Klabin	300		1,273
Kroton Educacional	2,200		5,504
Localiza Rent a Car	1,575		14,657
Lojas Renner	1,540		18,192
M Dias Branco	300		3,192
Multiplan Empreendimentos Imobiliarios	300		1,835
OdontoPrev	1,000		4,295
Petrobras Distribuidora	3,400		20,360
Petroleo Brasileiro	37,900		290,066
Porto Seguro	800		11,093
Qualicorp Consultoria e Corretora de Seguros	1,100		4,822
Raia Drogasil	400		6,995
Sul America	3,307		26,415
Suzano	1,791		18,681
Tim Participacoes	2,400		7,149
Vale	21,300	[a]	272,911
WEG	1,430		6,812
			1,339,267

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
Chile - .8%
AES Gener	12,585		3,419
Aguas Andinas, Cl. A	12,449		7,168
Banco de Chile	72,263		10,602
Banco de Credito e Inversiones	48		3,196
Banco Santander Chile	204,192		14,350
Cencosud	12,964		24,596
Colbun	46,936		10,492
Empresas CMPC	3,406		11,465
Empresas Copec	2,222		27,886
Enel Americas	768,557		134,863
Enel Chile	100,888		10,166
LATAM Airlines Group	1,438		14,261
			272,464
China - 22.8%
3SBio	500	[a,b]	924
58.com, ADR	50	[a]	3,589
AAC Technologies Holdings	800		5,170
Agile Property Holdings	12,000		18,142
Agricultural Bank of China, Cl. H	270,300		124,731
Air China, Cl. H	10,000		11,919
Aluminum Corporation of China, Cl. H	40,300	[a]	15,771
Angang Steel, Cl. H	10,000		6,718
Anhui Conch Cement, Cl. H	12,500		76,245
ANTA Sports Products	3,200		22,558
AviChina Industry & Technology, Cl. H	5,600		3,291
BAIC Motor, Cl. H	19,000	[a,b]	13,321
Bank of China, Cl. H	803,200		382,925
Bank of Communications, Cl. H	116,200		97,910
Beijing Capital International Airport, Cl. H	3,600	[a]	3,203
CGN Power, Cl. H	14,800	[b]	3,905
China Cinda Asset Management, Cl. H	22,800	[a]	6,074
China CITIC Bank, Cl. H	62,000		39,754
China Coal Energy, Cl. H	24,000		10,585
China Communications Construction, Cl. H	62,800		60,440
China Communications Services, Cl. H	22,500		18,127
China Conch Venture Holdings	500		1,689
China Construction Bank, Cl. H	994,050		878,132
China Everbright Bank, Cl. H	10,000		4,933
China Evergrande Group	33,000	[a]	105,796
China Huarong Asset Management, Cl. H	17,200	[b]	3,683
China Huishan Dairy Holdings	1,900	[a,c]	0

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
China - 22.8% (continued)
China Longyuan Power Group, Cl. H	21,500		14,800
China Medical System Holdings	1,200		1,063
China Merchants Bank, Cl. A	200	[a]	1,023
China Merchants Bank, Cl. H	33,400	[a]	165,408
China Minsheng Banking, Cl. H	58,500	[a]	43,923
China National Building Material, Cl. H	82,600		76,758
China Pacific Insurance Group, Cl. H	25,600		104,915
China Petroleum & Chemical, Cl. H	1,115,800		857,673
China Railway Construction, Cl. H	54,700	[a]	64,568
China Railway Group, Cl. H	88,200	[a]	69,482
China Resources Pharmaceutical Group	11,500	[b]	16,360
China Shenhua Energy, Cl. H	88,500		195,619
China Shipping Holdings, Cl. H	26,500	[a]	12,330
China Telecom, Cl. H	118,000		61,070
China Tower	106,000	[b]	28,646
China Vanke, Cl. H	22,400	[a]	86,661
Chongqing Changan Automobile, Cl. B	2,400	[a]	1,257
Chongqing Rural Commercial Bank, Cl. H	9,200		5,371
CIFI Holdings Group	14,000		9,298
CNOOC	360,500		651,628
Country Garden Holdings	28,100		45,276
Country Garden Services Holdings	2,885		5,333
CRRC, Cl. H	9,600	[a]	8,383
CSPC Pharmaceutical Group	5,500		10,601
Datang International Power Generation, Cl. H	82,000	[a]	21,219
Dongfeng Motor Group, Cl. H	25,500		24,737
ENN Energy Holdings	5,700		53,841
Fosun International	3,400		5,270
Fuyao Glass Industry Group, Cl. H	400	[a,b]	1,405
Geely Automobile Holdings	6,900		13,844
GF Securities, Cl. H	1,100	[a]	1,486
GOME Retail Holdings	67,200	[a]	7,710
Great Wall Motor, Cl. H	15,500		12,586
Greentown China Holdings	7,000		6,335
Guangzhou Automobile Group, Cl. H	12,880	[a]	13,841
Guangzhou R&F Properties, Cl. H	10,100		20,059
Haitian International Holdings	1,800		4,506
Hengan International Group	4,000		35,259
Huadian Power International, Cl. H	30,000	[a]	12,811
Huaneng Power International, Cl. H	22,700		14,526
Huaneng Renewables, Cl. H	20,100	[a]	5,791

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
China - 22.8% (continued)
Industrial & Commercial Bank of China, Cl. H	906,700		680,765
Inner Mongolia Yitai Coal, Cl. B	15,700	[a]	18,793
Jiangsu Expressway, Cl. H	6,700		9,531
Jiangxi Copper, Cl. H	13,400		17,765
Kingsoft	600	[a]	1,533
Legend Holdings, Cl. H	4,700	[b]	12,791
Lenovo Group	200,000		185,346
Longfor Group Holdings	8,200		30,209
Metallurgical Corporation of China, Cl. H	76,000	[a]	21,023
NetEase, ADR	200		56,906
New China Life Insurance, Cl. H	4,600	[a]	25,478
New Oriental Education & Technology Group, ADR	100	[a]	9,546
PetroChina, Cl. H	439,000		278,684
PICC Property & Casualty, Cl. H	70,950	[a]	79,679
Ping An Insurance Group Company of China, Cl. H	53,400		642,927
Semiconductor Manufacturing International	4,510	[a]	4,823
Shanghai Electric Group, Cl. H	12,200	[a]	4,759
Shanghai Fosun Pharmaceutical Group, Cl. H	500	[a]	1,718
Shanghai Lujiazui Finance & Trade Zone Development, Cl. B	1,880	[a]	2,846
Shanghai Pharmaceuticals Holding, Cl. H	5,700	[a]	11,931
Shenzhou International Group Holdings	1,600		21,477
Shui On Land	38,500		9,374
SINA	50	[a]	3,147
Sino-Ocean Group Holding	34,500		15,480
Sinopec Engineering Group, Cl. H	3,400		3,285
Sinopec Shanghai Petrochemical, Cl. H	30,900		13,983
Sinopharm Group, Cl. H	20,000		78,523
Sinotrans, Cl. H	14,900		6,116
SOHO China	20,000		7,240
Sunac China Holdings	4,600		23,719
Sunny Optical Technology Group	1,000		12,193
Tencent Holdings	5,100		252,244
Tingyi Cayman Islands Holding	14,000		23,022
TravelSky Technology, Cl. H	1,800	[a]	4,623
Vipshop Holdings, ADR	1,100	[a]	9,471
Want Want China Holdings	25,200		19,981
Weichai Power, Cl. H	27,400	[a]	44,777
Yanzhou Coal Mining, Cl. H	13,000		13,854

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
China - 22.8% (continued)
Yum China Holdings	2,100		99,834
YY, ADR	50	[a,d]	4,230
Zhejiang Expressway, Cl. H	7,700		8,255
Zhongsheng Group Holdings	4,000		10,504
Zhuzhou CRRC Times Electric, Cl. H	600		3,044
Zijin Mining Group, Cl. H	42,200	[a]	16,461
ZTE, Cl. H	3,200	[a]	10,157
			7,524,254
Colombia - .3%
Cementos Argos	669		1,670
Corporacion Financiera Colombiana	174	[a]	1,354
Ecopetrol	87,892		81,144
Grupo Argos	1,015		5,776
Grupo de Inversiones Suramericana	575		6,402
Interconexion Electrica	2,689		13,157
			109,503
Czech Republic - .3%
CEZ	973	[a]	22,628
Komercni banka	348		13,186
Moneta Money Bank	11,318	[b]	36,250
O2 Czech Republic	1,210	[a]	13,156
			85,220
Egypt - .1%
Commercial International Bank Egypt	2,292		10,195
Global Telecom Holding	29,733	[a]	7,758
Talaat Moustafa Group	1,540		1,018
			18,971
Greece - .2%
Eurobank Ergasias	2,148	[a]	1,795
FF Group	119	[a,c]	0
Hellenic Telecommunications Organization	883	[a]	12,261
JUMBO	387		7,032
Motor Oil Hellas Corinth Refineries	1,027		26,194
OPAP	996		10,724
Titan Cement	92	[a]	1,998
			60,004
Hong Kong - 2.9%
Beijing Enterprises Holdings	1,800		9,580
Beijing Enterprises Water Group	8,600	[a]	5,339
Brilliance China Automotive Holdings	1,200	[a]	1,320
China Agri-Industries Holdings	29,000		9,353
China Everbright	2,400		4,369

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
Hong Kong - 2.9% (continued)
China Everbright International	2,400		2,350
China Gas Holdings	4,300		13,840
China Jinmao Holdings Group	34,000	[a]	22,017
China Mengniu Dairy	7,800	[a]	28,834
China Mobile	21,600		205,818
China Overseas Land & Investment	8,000		29,931
China Power International Development	18,700	[d]	4,982
China Resources Beer Holdings	4,000		18,280
China Resources Cement Holdings	10,000		10,007
China Resources Gas Group	2,400		11,105
China Resources Land	23,000		100,124
China Resources Power Holdings	12,500		17,496
China State Construction International Holdings	1,900		1,969
China Taiping Insurance Holdings	21,900	[a]	66,441
China Unicom Hong Kong	51,000		60,525
CITIC	84,000		122,282
Cosco Shipping Ports	3,800		3,788
Far East Horizon	2,900		3,220
GCL-Poly Energy Holdings	118,000	[a,d]	8,423
Guangdong Investment	15,300		28,670
Haier Electronics Group	4,900		14,023
Kingboard Holdings	4,500		14,656
Kunlun Energy	24,000		25,331
Lee & Man Paper Manufacturing	10,000		8,107
Nine Dragons Paper Holdings	9,700		8,965
Shanghai Industrial Holdings	3,800		8,932
Shimao Property Holdings	17,900		54,534
Sino Biopharmaceutical	11,250		10,813
Sun Art Retail Group	10,400		9,081
Yuexiu Property	50,000		11,600
			956,105
Hungary - .4%
MOL Hungarian Oil & Gas	5,241	[a]	60,174
OTP Bank	1,274		56,462
Richter Gedeon	369		7,302
			123,938
Indonesia - .9%
Adaro Energy	102,500		9,387
Astra International	152,000		81,333
Bank Central Asia	15,700		31,675
Bank Danamon Indonesia	9,800		6,086
Bank Mandiri	27,100	[a]	14,691

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
Indonesia - .9% (continued)
Bank Negara Indonesia Persero	19,400	[a]	13,069
Bank Rakyat Indonesia Persero	127,500	[a]	39,100
Charoen Pokphand Indonesia	16,300	[a]	6,034
Gudang Garam	3,200	[a]	18,970
Hanjaya Mandala Sampoerna	16,200	[a]	3,979
Indah Kiat Pulp & Paper	7,300	[a]	3,791
Indocement Tunggal Prakarsa	4,100	[a]	6,330
Indofood CBP Sukses Makmur	5,400		3,685
Indofood Sukses Makmur	11,400		5,560
Jasa Marga Persero	7,700	[a]	3,296
Kalbe Farma	40,500	[a]	4,391
Matahari Department Store	3,300	[a]	943
Media Nusantara Citra	10,600	[a]	699
Pakuwon Jati	14,100	[a]	707
Perusahaan Gas Negara	80,600		13,122
Surya Citra Media	8,600		1,123
Tower Bersama Infrastructure	8,100	[a]	2,245
Unilever Indonesia	2,900		9,260
United Tractors	12,700		24,219
Waskita Karya Persero	6,900	[a]	1,027
			304,722
Malaysia - .5%
AirAsia	11,000		7,263
Astro Malaysia Holdings	6,300		2,209
Berjaya Sports Toto	7,497		4,769
British American Tobacco Malaysia	600		5,059
CIMB Group Holdings	6,700		8,540
Dialog Group	2,300		1,791
DiGi.Com	24,400		27,147
FGV Holdings	4,400	[a]	1,330
Genting Malaysia	4,800		3,692
HAP Seng Consolidated	600		1,434
IOI	12,300		13,417
IOI Properties Group	1,500	[a]	497
Kuala Lumpur Kepong	1,300		7,779
Malaysia Airports Holdings	900	[a]	1,661
Maxis	11,800		15,298
Petronas Chemicals Group	12,400		26,992
Petronas Dagangan	800		4,679
Petronas Gas	3,800		16,250
Sime Darby	4,900		2,750
Sime Darby Plantation	4,900		6,115
Sime Darby Property	4,900		1,316

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
Malaysia - .5% (continued)
Westports Holdings	2,000		1,838
YTL	17,442	[a]	4,767
			166,593
Mexico - 4.2%
Aleatica	4,000	[a]	4,431
Alfa, Cl. A	116,800		117,676
America Movil, Ser. L	756,300		561,308
Arca Continental	800		4,549
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand	22,000		36,938
Cemex	201,648	[a]	93,390
El Puerto de Liverpool, Ser. C1	240		1,553
Fibra Uno Administracion	1,900		2,816
Gentera	3,800		3,474
Gruma, Cl. B	930		9,296
Grupo Aeroportuario del Pacifico, Cl. B	3,100		31,412
Grupo Aeroportuario del Sureste, Cl. B	430		7,061
Grupo Bimbo, Ser. A	4,900		10,882
Grupo Carso, Ser. A1	900		3,494
Grupo Financiero Banorte, Cl. O	30,800	[a]	195,155
Grupo Lala	1,100		1,470
Grupo Mexico, Ser. B	28,500		83,661
Grupo Televisa, Ser. CPO	17,200	[a]	35,039
Industrias Penoles	755		8,682
Infraestructura Energetica Nova	500	[a]	2,185
Kimberly-Clark de Mexico, Cl. A	6,500	[a]	11,225
Mexichem	9,947		23,102
Promotora y Operadora de Infraestructura	345		3,502
Wal-Mart de Mexico	49,900		146,612
			1,398,913
Peru - .2%
Credicorp	150		35,535
Southern Copper	400	[d]	15,368
			50,903
Philippines - .4%
Aboitiz Power	3,200		2,315
Ayala	570		9,888
Ayala Land	6,500		6,106
Bank of the Philippine Islands	510		830
BDO Unibank	1,100		2,828
DMCI Holdings	16,450		3,523
Energy Development	32,900	[a,e]	4,577

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
Philippines - .4% (continued)
Globe Telecom	320		10,930
GT Capital Holdings	175		2,905
International Container Terminal Services	960		2,330
JG Summit Holdings	5,070	[a]	6,421
Jollibee Foods	540		3,156
Manila Electric	2,570		18,987
Megaworld	13,400	[a]	1,440
Metro Pacific Investments	21,100		1,850
PLDT	975		23,013
Robinsons Land	1,400	[a]	658
SM Investments	655		11,940
SM Prime Holdings	5,500		4,375
Universal Robina	950		2,776
			120,848
Poland - 1.0%
Bank Millennium	1,480	[a]	3,735
Bank Polska Kasa Opieki	966		28,741
CCC	22	[a]	1,194
Eurocash	444		2,521
Grupa Lotos	581		12,643
Jastrzebska Spolka Weglowa	257		3,904
mBank	24	[a]	2,782
Orange Polska	11,636	[a]	15,030
Polski Koncern Naftowy ORLEN	4,887		125,223
Polskie Gornictwo Naftowe i Gazownictwo	10,116		15,354
Powszechna Kasa Oszczednosci Bank Polski	2,596		26,657
Powszechny Zaklad Ubezpieczen	8,019		88,134
Santander Bank Polska	71		7,372
Tauron Polska Energia	12,720	[a]	5,765
			339,055
Qatar - .4%
Barwa Real Estate	230		2,193
Ezdan Holding Group	1,010	[a]	2,971
Industries Qatar	1,129		37,522
Masraf Al Rayan	2,279		22,723
Ooredoo	1,048		18,710
Qatar Electricity & Water	93		4,266
Qatar Gas Transport	1,261		7,419
Qatar Insurance	106		1,116
Qatar National Bank	788		42,420
			139,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
Romania - .0%
NEPI Rockcastle	55		458
Russia - 8.8%
Alrosa	28,200		41,099
Gazprom	280,540	[a]	711,370
Inter RAO UES	370,200		22,445
LUKOIL	14,517		1,237,362
Magnit, GDR	2,064		29,433
Magnitogorsk Iron & Steel	19,400		13,262
MMC Norilsk Nickel	1,402		310,991
Mobile TeleSystems	6,000		23,654
Mobile Telesystems, ADR	7,700	[a]	60,676
Moscow Exchange MICEX-RTS	3,260		4,591
Novatek, GDR	171		32,952
Novolipetsk Steel	9,370		24,796
PhosAgro, GDR	1,370		17,248
Polyus	188		14,647
Rostelecom	3,380		3,868
RusHydro	538,400	[a]	4,497
Sberbank of Russia	29,200		101,691
Severstal	2,540		41,060
Sistema, GDR	2,772	[a]	7,296
Surgutneftegas	109,200	[a]	41,489
Tatneft	11,770		137,895
X5 Retail Group, GDR	1,030		31,271
			2,913,593
South Africa - 4.5%
Absa Group	9,340		107,248
Anglo American Platinum	97		4,896
Aspen Pharmacare Holdings	686	[a]	4,935
Bid	1,733		36,595
Bidvest Group	2,261		34,314
Capitec Bank Holdings	40		3,738
Clicks Group	1,176		16,085
Coronation Fund Managers	1,076		3,846
Exxaro Resources	3,474		39,665
FirstRand	25,217		119,712
Growthpoint Properties	2,134		3,712
Hyprop Investments	633		3,098
Impala Platinum Holdings	1,295	[a]	5,184
Imperial Logistics	2,122		9,256
Investec	1,094		6,986
Kumba Iron Ore	750	[d]	22,474
Liberty Holdings	442		3,198

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
South Africa - 4.5% (continued)
Life Healthcare Group Holdings	3,147		5,731
Massmart Holdings	900		5,928
Mr Price Group	1,280		19,384
MTN Group	41,208		297,775
MultiChoice Group	59	[a]	530
Naspers, Cl. N	59	[a]	15,075
Nedbank Group	1,436		26,708
Oceana Group	120		587
Old Mutual	78,329		125,885
Pick n Pay Stores	2,841		13,777
Pioneer Foods Group	322		1,940
PSG Group	50		927
Rand Merchant Investment Holdings	1,549		3,750
Redefine Properties	5,501		3,788
Remgro	628		8,523
Resilient	82		325
RMB Holdings	995		5,807
Sanlam	11,285		60,350
Sappi	4,026		19,189
Sasol	7,138		236,764
Shoprite Holdings	1,598		19,252
SPAR Group	1,994		27,042
Standard Bank Group	6,504		90,479
Steinhoff International Holdings	7,351	[a]	1,053
Telkom	4,108		24,349
The Foschini Group	968		12,502
Tiger Brands	464		8,059
Truworths International	1,558		8,233
Tsogo Sun Holdings	2,137		3,215
Vodacom Group	3,210		25,877
			1,497,746
South Korea - 20.2%
Amorepacific	29		5,164
Amorepacific Group	82		5,279
BGF	38		268
BGF Retail	20		3,741
BNK Financial Group	1,120		6,721
Cheil Worldwide	552		12,026
CJ	776		79,384
CJ CheilJedang	105		28,314
CJ ENM	15		2,811
CJ Logistics	12	[a]	1,618
Daelim Industrial	423		35,052

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
South Korea - 20.2% (continued)
Daewoo Engineering & Construction	529	[a]	2,282
DB Insurance	403		23,597
DGB Financial Group	436		3,143
Dongsuh Cos.	40		669
Doosan Bobcat	405		11,077
Doosan Heavy Industries & Construction	1,936	[a]	11,585
E-MART	107		15,755
GS Engineering & Construction	571		19,846
GS Holdings	774		34,454
GS Retail	112		3,754
Hana Financial Group	2,386		75,166
Hankook Tire	367		12,488
Hanmi Pharm	2		744
Hanmi Science	1		64
Hanon Systems	469		5,039
Hanssem	10		882
Hanwha	8,802		223,036
Hanwha Aerospace	153	[a]	4,047
Hanwha Chemical	770		13,579
Hanwha Life Insurance	1,531		5,229
HDC Holdings	176		2,591
HDC Hyundai Development Co-Engineering & Construction	245		9,774
Hotel Shilla	96		9,451
Hyosung	83		5,336
Hyosung Advanced Materials	27	[a]	2,993
Hyosung Chemical	19		2,245
Hyosung Heavy Industries	56	[a]	1,908
Hyosung TNC	26		3,695
Hyundai Construction Equipment	36		1,510
Hyundai Department Store	36		3,128
Hyundai Electric & Energy System	36	[a]	727
Hyundai Engineering & Construction	491		22,067
Hyundai Glovis	125		17,068
Hyundai Heavy Industries	198	[a]	21,103
Hyundai Heavy Industries Holdings	130		38,060
Hyundai Marine & Fire Insurance	1,236		40,472
Hyundai Steel	1,058		41,934
Industrial Bank of Korea	1,905		23,076
Kangwon Land	267		7,771
KB Financial Group	5,296		209,455
KCC	39		11,852
Kia Motors	5,328		206,388

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
South Korea - 20.2% (continued)
Korea Aerospace Industries	95		2,846
Korea Gas	742		29,314
Korea Investment Holdings	260		15,224
Korea Zinc	20		7,747
Korean Air Lines	1,256		35,643
KT	699		16,366
KT&G	398		34,752
Kumho Petrochemical	191		15,010
LG	847		52,931
LG Display	3,832	[a]	65,444
LG Electronics	2,332		151,321
LG Household & Health Care	17		20,694
LG Innotek	122		12,794
LG Uplus	1,474		18,044
Lotte	22		924
Lotte Confectionery	3		474
Lotte Shopping	65		9,905
Mirae Asset Daewoo	2,297		15,338
NCSoft	24		10,807
NH Investment & Securities	1,273		14,984
OCI	117		9,325
Orange Life Insurance	343	[b]	10,453
Ottogi	3		1,864
POSCO	3,476		758,790
Posco International	1,192		18,674
S-1	48		4,027
Samsung C&T	707		62,036
Samsung Card	66		2,096
Samsung Electro-Mechanics	238		22,106
Samsung Electronics	57,559		2,259,196
Samsung Fire & Marine Insurance	209		54,390
Samsung SDI	101		20,448
Samsung SDS	85		15,790
Samsung Securities	343		10,468
Shinhan Financial Group	3,788		143,005
Shinsegae	44		12,807
SK Holdings	2,056		451,452
SK Hynix	10,225		691,499
SK Innovation	685		107,017
SK Networks	2,504		12,561
SK Telecom	145		30,722
Woongjin Coway	333		25,029
Woori Financial Group	5,920		70,190

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
South Korea - 20.2% (continued)
Yuhan	15		3,152
			6,657,077
Taiwan - 11.0%
Acer	17,000	[a]	11,526
Advantech	1,099	[a]	8,891
ASE Technology Holding	22,000	[a]	51,047
Asia Cement	16,000	[a]	21,617
AU Optronics	250,000	[a]	89,398
Catcher Technology	2,000	[a]	15,825
Chailease Holding	2,080	[a]	8,851
Chang Hwa Commercial Bank	8,507	[a]	5,093
Cheng Shin Rubber Industry	5,000	[a]	6,675
Chicony Electronics	3,055	[a]	7,524
China Airlines	15,000	[a]	4,757
China Development Financial Holding	69,000	[a]	22,218
China Life Insurance	23,652	[a]	19,671
China Steel	194,000	[a]	156,639
Compal Electronics	99,000	[a]	63,915
Delta Electronics	14,000	[a]	73,622
E.Sun Financial Holding	8,066	[a]	6,617
Eclat Textile	1,000	[a]	14,239
EVA Airways	11,896	[a]	5,832
Evergreen Marine	6,300	[a]	2,763
Far Eastern New Century	56,000	[a]	61,072
Far EasTone Telecommunications	9,000	[a]	22,077
Feng Tay Enterprise	1,120	[a]	9,079
First Financial Holding	11,114	[a]	7,931
Formosa Chemicals & Fibre	45,000	[a]	161,645
Formosa Petrochemical	10,000	[a]	37,054
Formosa Plastics	40,000	[a]	144,979
Formosa Taffeta	3,000	[a]	3,616
Foxconn Technology	3,060	[a]	6,853
Giant Manufacturing	1,000	[a]	7,621
Highwealth Construction	6,100	[a]	9,762
Hon Hai Precision Industry	3,804	[a]	10,698
Hotai Motor	1,000	[a]	15,113
HTC	6,000	[a]	8,116
Hua Nan Financial Holdings	9,474	[a]	6,193
Innolux	166,000	[a]	53,183
Inventec	22,000	[a]	17,656
Lite-On Technology	31,000	[a]	43,690
Mega Financial Holding	27,000	[a]	25,907
Micro-Star International	5,000	[a]	13,851

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
Taiwan - 11.0% (continued)
Nan Ya Plastics	64,000	[a]	161,755
Nanya Technology	1,000	[a]	2,116
Novatek Microelectronics	8,000	[a]	52,167
Pegatron	31,000	[a]	58,487
Phison Electronics	1,000	[a]	9,401
Pou Chen	26,000	[a]	31,594
Powertech Technology	4,000	[a]	9,967
President Chain Store	4,000	[a]	37,280
Quanta Computer	32,000	[a]	61,305
Realtek Semiconductor	2,000	[a]	13,527
Ruentex Industries	600	[a]	1,433
Shin Kong Financial Holding	63,907	[a]	18,075
Standard Foods	1,154	[a]	2,043
Synnex Technology International	20,600	[a]	25,666
Taishin Financial Holding	19,159	[a]	8,680
Taiwan Business Bank	5,787	[a]	2,388
Taiwan Cement	31,600	[a]	42,950
Taiwan Cooperative Financial Holding	6,662	[a]	4,420
Taiwan Mobile	10,000	[a]	36,568
Taiwan Semiconductor Manufacturing	159,760	[a]	1,339,045
Teco Electric & Machinery	8,000	[a]	5,980
Transcend Information	1,000	[a]	2,265
Uni-President Enterprises	98,360	[a]	233,637
Vanguard International Semiconductor	4,000	[a]	8,867
Wistron	99,020	[a]	82,033
WPG Holdings	22,880	[a]	30,172
Yageo	2,000	[a]	19,708
Yuanta Financial Holding	48,000	[a]	27,805
Yulon Motor	5,000		3,155
Zhen Ding Technology Holding	6,000	[a]	21,456
			3,616,761
Thailand - 2.5%
Advanced Info Service	5,100		30,352
Airports of Thailand	5,000		10,728
Bangkok Dusit Medical Services, Cl. F	2,700		2,157
Bangkok Expressway & Metro	3,700		1,263
Banpu	6,500		3,339
BEC World	4,000	[a]	1,128
Berli Jucker	1,200		1,936
Bumrungrad Hospital	400		2,218
Central Pattana	1,100		2,601
CP ALL	12,200		29,616
Delta Electronics Thailand	1,100		2,576

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.0% (continued)
Thailand - 2.5% (continued)
Electricity Generating	300		2,782
Glow Energy	6,900		19,776
Home Product Center	7,400		3,639
Indorama Ventures	51,700		74,088
IRPC	100,600		17,804
Kasikornbank	3,500		20,940
KCE Electronics	800		621
Krung Thai Bank	6,900		4,085
Minor International	2,100		2,467
PTT	193,900		296,088
PTT Exploration & Production	15,400		64,398
PTT Global Chemical	33,900		73,003
Robinson	1,000		1,825
Siam Cement	2,950		42,691
Siam Commercial Bank	3,600		14,772
Thai Oil	44,600		96,744
TMB Bank	23,200		1,468
True	9,900		1,597
			826,702
Turkey - .7%
Akbank	16,289	[a]	16,707
Arcelik	1,727	[a]	5,308
BIM Birlesik Magazalar	1,439		20,029
Cola-Cola Icecek	276		1,464
Emlak Konut Gayrimenkul Yatirim Ortakligi	3,413		864
Enka Insaat ve Sanayi	1		1
Eregli Demir ve Celik Fabrikalari	17,938	[a]	27,537
Ford Otomotiv Sanayi	325		2,870
Haci Omer Sabanci Holding	16,118		20,799
KOC Holding	6,571		17,840
Petkim Petrokimya Holding	3,149	[a]	2,359
TAV Havalimanlari Holding	1,077		4,567
Tofas Turk Otomobil Fabrikasi	834		2,506
Tupras Turkiye Petrol Rafinerileri	1,514		31,285
Turk Hava Yollari	5,850	[a]	14,030
Turk Telekomunikasyon	2,544	[a]	1,816
Turkcell Iletisim Hizmetleri	13,571		28,430
Turkiye Garanti Bankasi	14,511	[a]	19,869
Turkiye Halk Bankasi	2,736	[a]	2,682
Turkiye Is Bankasi, Cl. C	8,314	[a]	7,468
Turkiye Sise ve Cam Fabrikalari	3,686		3,768
Turkiye Vakiflar Bankasi, Cl. D	3,408	[a]	2,307

Description		Shares		Value ($)
Common Stocks - 88.0% (continued)
Turkey - .7% (continued)
Ulker Biskuvi Sanayi		335		1,068
Yapi ve Kredi Bankasi		3,046	[a]	1,057
				236,631
United Arab Emirates - .7%
Aldar Properties		9,256		4,485
DP World		537		10,740
Dubai Islamic Bank		1,543		2,172
Emaar Development		6,479		6,914
Emaar Malls		8,075		3,825
Emaar Properties		49,096		64,158
Emirates Telecommunications Group		23,147		105,238
First Abu Dhabi Bank		4,921		21,436
				218,968
United Kingdom - .1%
Mondi		769		16,949
Total Common Stocks (cost $26,271,706)				28,994,985

Exchange-Traded Funds - 5.5%
United States - 5.5%
iShares MSCI India ETF		43,991		1,562,120
KraneShares Bosera MSCI China A ETF		7,400		237,244
Total Exchange-Traded Funds (cost $1,568,200)				1,799,364
	Preferred Dividend Yield (%)
Preferred Stocks - 3.6%
Brazil - 2.5%
Banco Bradesco	2.9	35,200		319,584
Braskem, Cl. A	4.89	2,400	[a]	29,294
Centrais Eletricas Brasileiras, Cl. B	4.24	1,100		9,698
Cia Brasileira de Distribuicao	1.79	1,200		29,585
Cia Paranaense de Energia, Cl. B	3.42	1,200		12,551
Gerdau	3.23	10,400		37,663
Itausa - Investimentos Itau	3.63	7,260		22,107
Petroleo Brasileiro	3.55	50,000		345,821
Telefonica Brasil	11.29	1,000		11,882
				818,185
Chile - .1%
Embotelladora Andina, Cl. B	3.93	705		2,517
Sociedad Quimica y Minera de Chile, Cl. B	3.57	711		25,351
				27,868

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Preferred Dividend Yield (%)	Shares		Value ($)
Preferred Stocks - 3.6% (continued)
Colombia - .1%
Bancolombia	2.67	400		5,060
Grupo Aval Acciones y Valores	4.27	55,097		21,216
Grupo de Inversiones Suramericana	1.71	254		2,739
				29,015
Russia - .1%
Surgutneftegas	0.00	47,000	[a]	28,470
Transneft	4.89	10	[a]	25,984
				54,454
South Korea - .8%
Amorepacific	1.12	26		2,604
CJ	0.00	71	[a,e]	2,229
LG Chem	3.24	19		3,261
LG Household & Health Care	1.29	9		6,233
Samsung Electronics	4.22	7,600		242,024
				256,351
Total Preferred Stocks (cost $988,535)				1,185,873
		Number of Rights
Rights - .0%
South Korea - .0%
Doosan Heavy Industries & Construction (cost $0)		1,123	[e]	1,384
	Maturity Date	Number of Warrants
Warrants - .0%
Thailand - .0%
Minor International (cost $0)	12/31/21	105	[e]	33
	1-Day Yield (%)	Shares
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $734,736)	2.45	734,736	[f]	734,736

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $35,092)	2.45	35,092	[f]	35,092
Total Investments (cost $29,598,269)		99.4%		32,751,467
Cash and Receivables (Net)		.6%		186,492
Net Assets		100.0%		32,937,959

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

MICEX—Moscow Interbank Currency Exchange

RTS—Russian Trading System

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities were valued at $127,738 or .39% of net assets.

c The fund held Level 3 securities at April 30, 2019, these securities were valued at $0 or .0% of net assets.

d Security, or portion thereof, on loan. At April 30, 2019, the value of the fund’s securities on loan was $54,866 and the value of the collateral held by the fund was $60,160, consisting of cash collateral of $35,092 and U.S. Government & Agency securities valued at $25,068.

e The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At April 30, 2019, the value of this security amounted to $8,223 or .02% of net assets.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Energy	18.4
Banks	14.1
Technology Hardware & Equipment	10.9
Materials	10.6
Semiconductors & Semiconductor Equipment	6.6
Capital Goods	5.7
Telecommunication Services	5.6
Registered Investment Companies	5.5
Insurance	4.4
Investment Companies	2.3
Real Estate	2.2
Food, Beverage & Tobacco	2.2
Utilities	2.0
Food & Staples Retailing	1.6
Automobiles & Components	1.2
Media & Entertainment	1.2
Diversified Financials	1.1
Consumer Durables & Apparel	1.0
Transportation	.8
Retailing	.6
Consumer Services	.5
Health Care Equipment & Services	.3
Household & Personal Products	.3
Pharmaceuticals Biotechnology & Life Sciences	.2
Software & Services	.1
Commercial & Professional Services	.0
99.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Company	Value 10/31/18 ($)	Purchases ($)	Sales ($)	Value 4/30/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies
Dreyfus Institutional Preferred Government Plus Money Market Fund	100,253	14,919,403	14,284,920	734,736	2.2	10,704
Investment of Cash Collateral for Securities Loaned:
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	1,936,192	1,901,100	35,092.1		-
Total	100,253	16,855,595	16,186,020	769,828	2.3	10,704

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $54,866)—Note 1(c):
Unaffiliated issuers	28,828,441	31,981,639
Affiliated issuers	769,828	769,828
Cash denominated in foreign currency	238,064	235,399
Receivable for shares of Beneficial Interest subscribed		46,738
Dividends, interest and securities lending income receivable		40,048
Tax reclaim receivable		1,137
Prepaid expenses		23,396
		33,098,185
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		35,670
Liability for securities on loan—Note 1(c)		35,092
Payable for shares of Beneficial Interest redeemed		22,266
Unrealized depreciation on foreign currency transactions		537
Trustees fees and expenses payable		347
Accrued expenses		66,314
		160,226
Net Assets ($)		32,937,959
Composition of Net Assets ($):
Paid-in capital		31,256,588
Total distributable earnings (loss)		1,681,371
Net Assets ($)		32,937,959

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	11,942,206	51,553	1,686,614	19,257,586
Shares Outstanding	916,116	3,963	128,736	1,473,837
Net Asset Value Per Share ($)	13.04	13.01	13.10	13.07

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2019 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $37,155 foreign taxes withheld at source):
Unaffiliated issuers	241,550
Affiliated issuers	10,704
Income from securities lending—Note 1(c)	210
Interest	109
Total Income	252,573
Expenses:
Management fee—Note 3(a)	76,849
Custodian fees—Note 3(c)	51,615
Professional fees	44,702
Registration fees	31,451
Shareholder servicing costs—Note 3(c)	11,374
Prospectus and shareholders’ reports	5,178
Trustees’ fees and expenses—Note 3(d)	973
Loan commitment fees—Note 2	320
Distribution fees—Note 3(b)	169
Miscellaneous	18,791
Total Expenses	241,422
Less—reduction in expenses due to undertaking—Note 3(a)	(137,777)
Net Expenses	103,645
Investment Income—Net	148,928
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	134,232
Net realized gain (loss) on forward foreign currency exchange contracts	(14,435)
Net Realized Gain (Loss)	119,797
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,658,185
Net Realized and Unrealized Gain (Loss) on Investments	1,777,982
Net Increase in Net Assets Resulting from Operations	1,926,910

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations ($):
Investment income—net	148,928	464,199
Net realized gain (loss) on investments	119,797	229,180
Net unrealized appreciation (depreciation) on investments	1,658,185	(2,679,795)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,926,910	(1,986,416)
Distributions ($):
Distributions to shareholders:
Class A	(91,992)	(4,923)
Class C	(790)	(332)
Class I	(5,750)	(11,676)
Class Y	(402,840)	(374,029)
Total Distributions	(501,372)	(390,960)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	11,241,431	678,584
Class C	20,599	-
Class I	1,598,549	74,186
Class Y	1,852,448	2,656,121
Distributions reinvested:
Class A	91,028	4,356
Class C	319	-
Class I	5,094	11,058
Class Y	402,840	374,029
Cost of shares redeemed:
Class A	(425,602)	(216,608)
Class I	(33,620)	(607,031)
Class Y	(2,070,112)	(1,255,127)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	12,682,974	1,719,568
Total Increase (Decrease) in Net Assets	14,108,512	(657,808)
Net Assets ($):
Beginning of Period	18,829,447	19,487,255
End of Period	32,937,959	18,829,447

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Capital Share Transactions (Shares):
Class A
Shares sold	888,795	48,609
Shares issued for distributions reinvested	7,630	316
Shares redeemed	(33,879)	(15,843)
Net Increase (Decrease) in Shares Outstanding	862,546	33,082
Class C
Shares sold	1,691	-
Shares issued for distributions reinvested	27	-
Net Increase (Decrease) in Shares Outstanding	1,718	-
Class I
Shares sold	124,730	5,590
Shares issued for distributions reinvested	425	805
Shares redeemed	(2,578)	(42,544)
Net Increase (Decrease) in Shares Outstanding	122,577	(36,149)
Class Y
Shares sold	146,001	190,825
Shares issued for distributions reinvested	33,711	27,202
Shares redeemed	(167,206)	(94,342)
Net Increase (Decrease) in Shares Outstanding	12,506	123,685

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2019		Year Ended October 31,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.34	13.88	11.37	10.25	11.99	12.50
Investment Operations:
Investment income (loss)—net[b]	.06	.29	.20	.09	.23	(.00)[c]
Net realized and unrealized gain (loss) on investments	.93	(1.58)	2.53	1.11	(1.92)	(.51)
Total from Investment Operations	.99	(1.29)	2.73	1.20	(1.69)	(.51)
Distributions:
Dividends from investment income—net	(29)	(.25)	(.22)	(.08)	(.05)	-
Dividends from net realized gain on investments	-	-	-	-	(.00)[c]	-
Total Distributions	(.29)	(.25)	(.22)	(.08)	(.05)	-
Net asset value, end of period	13.04	12.34	13.88	11.37	10.25	11.99
Total Return (%)[d]	8.20[e]	(9.46)	24.63	11.80	(14.11)	(4.08)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.04[f]	2.88	4.21	4.70	4.50	13.25[f]
Ratio of net expenses to average net assets	1.00[f]	1.00	1.00	1.00	1.00	1.00[f]
Ratio of net investment income (loss) to average net assets	.87[f]	2.05	1.90	.91	2.04	(.15)[f]
Portfolio Turnover Rate	40.18[e]	35.64	47.92	80.13	32.52	1.76[e]
Net Assets, end of period ($ x 1,000)	11,942	661	284	592	105	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2019		Year Ended October 31,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.29	13.82	11.30	10.17	11.98	12.50
Investment Operations:
Investment income (loss)—net[b]	.02	.17	.15	.07	.13	(.01)
Net realized and unrealized gain (loss) on investments	.91	(1.55)	2.46	1.06	(1.90)	(.51)
Total from Investment Operations	.93	(1.38)	2.61	1.13	(1.77)	(.52)
Distributions:
Dividends from investment income—net	(.21)	(.15)	(.09)	-	(.04)	-
Dividends from net realized gain on investments	-	-	-	-	(.00)[c]	-
Total Distributions	(.21)	(.15)	(.09)	-	(.04)	-
Net asset value, end of period	13.01	12.29	13.82	11.30	10.17	11.98
Total Return (%)[d]	7.72[e]	(10.12)	23.35	11.11	(14.83)	(4.16)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.18[f]	3.69	4.24	4.92	5.12	14.00[f]
Ratio of net expenses to average net assets	1.75[f]	1.75	1.75	1.75	1.75	1.75[f]
Ratio of net investment income (loss) to average net assets	.37[f]	1.27	1.25	.72	1.18	(.90)[f]
Portfolio Turnover Rate	40.18[e]	35.64	47.92	80.13	32.52	1.76[e]
Net Assets, end of period ($ x 1,000)	52	28	31	25	81	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2019		Year Ended October 31,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.39	13.89	11.40	10.27	12.00	12.50
Investment Operations:
Investment income—net[b]	.06	.21	.47	.07	.25	.00[c]
Net realized and unrealized gain (loss) on investments	.94	(1.43)	2.25	1.16	(1.92)	(.50)
Total from Investment Operations	1.00	(1.22)	2.72	1.23	(1.67)	(.50)
Distributions:
Dividends from investment income—net	(.29)	(.28)	(.23)	(.10)	(.06)	-
Dividends from net realized gain on investments	-	-	-	-	(.00)[c]	-
Total Distributions	(.29)	(.28)	(.23)	(.10)	(.06)	-
Net asset value, end of period	13.10	12.39	13.89	11.40	10.27	12.00
Total Return (%)	8.32[d]	(9.01)	24.50	12.19	(13.99)	(4.00)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.85[e]	2.60	2.99	2.71	4.08	12.68[e]
Ratio of net expenses to average net assets	.75[e]	.75	.75	.75	.75	.75[e]
Ratio of net investment income to average net assets	1.00[e]	1.84	3.37	.91	2.19	.10[e]
Portfolio Turnover Rate	40.18[d]	35.64	47.92	80.13	32.52	1.76[d]
Net Assets, end of period ($ x 1,000)	1,687	76	587	26	6,328	7,390

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2019		Year Ended October 31,
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.36	13.89	11.40	10.27	12.00	12.50
Investment Operations:
Investment income—net[b]	.08	.31	.29	.23	.09	.00[c]
Net realized and unrealized gain (loss) on investments	.92	(1.56)	2.43	1.00	(1.76)	(.50)
Total from Investment Operations	1.00	(1.25)	2.72	1.23	(1.67)	(.50)
Distributions:
Dividends from investment income—net	(.29)	(.28)	(.23)	(.10)	(.06)	-
Dividends from net realized gain on investments	-	-	-	-	(.00)[c]	-
Total Distributions	(.29)	(.28)	(.23)	(.10)	(.06)	-
Net asset value, end of period	13.07	12.36	13.89	11.40	10.27	12.00
Total Return (%)	8.34[d]	(9.23)	24.49	12.19	(13.99)	(4.00)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.84[e]	2.51	3.11	4.65	2.09	12.67[e]
Ratio of net expenses to average net assets	.75[e]	.75	.75	.75	.75	.75[e]
Ratio of net investment income to average net assets	1.27[e]	2.28	2.33	2.28	.98	.10[e]
Portfolio Turnover Rate	40.18[d]	35.64	47.92	80.13	32.52	1.76[d]
Net Assets, end of period ($ x 1,000)	19,258	18,064	18,584	12,378	15,390	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Strategic Beta Emerging Markets Equity Fund (the “fund”) is a separate diversified series of BNY Mellon Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective January 2, 2019, BNY Mellon Asset Management North America Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus that serves as the fund’s sub-investment adviser, was renamed Mellon Investments Corporation (the “Sub Adviser”).

Effective June 3, 2019, the fund changed its name from Dreyfus Strategic Beta Emerging Markets Equity Fund to BNY Mellon Strategic Beta Emerging Markets Equity Fund and the Company changed its name from Dreyfus Opportunity Funds to BNY Mellon Opportunity Funds. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses

(other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	28,990,408	4,577†	0	28,994,985
Equity Securities - Preferred Stocks	1,183,644	2,229†	-	1,185,873
Exchange-Traded Funds	1,799,364	-	-	1,799,364
Investment Company	769,828	-	-	769,828
Rights	-	1,384†	-	1,384
Warrants	-	33†	-	33

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

At April 30, 2019, the amount of securities transferred between levels equals fair value of exchange traded equity securities reported as Level 2 in the table above. At October 31, 2018, $14,151,498 of exchange traded equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund's fair valuation procedures. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Equity Securities-Foreign ($)
Balance as of 10/31/2018	0
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 4/30/2019†	0
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 4/30/2019	-

† Securities deemed as Level 3 have been determined to be worthless by managements own assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At April 30, 2019, BNY Mellon Diversified Emerging Markets Fund, an affiliate of the fund, held 1,423,322 Class Y shares representing approximately 56.5% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,543,148 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2018. The fund has $989,152 of short–term capital losses and $553,996 of long–term capital losses which can be carried forward for an unlimited period

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2018 was as follows: ordinary income $390,960. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from November 1, 2018 through March 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after March 1, 2020, the Adviser may terminate this expense limitation of any time. The reduction in expenses, pursuant to the undertaking, amounted to $137,777 during the period ended April 30, 2019.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub Adviser, the Sub Adviser serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2019, Class C shares were charged $169 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2019, Class A and Class C shares were charged $8,454 and $56, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund had an arrangement with the custodian to receive earnings credits when positive

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

cash balance are maintained, which were used to offset custody fees. Effective February 1, 2019, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2019, the fund was charged $461 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2019, the fund was charged $51,615 pursuant to the custody agreement.

During the period ended April 30, 2019, the fund was charged $5,660 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $16,290, Distribution Plan fees $32, Shareholder Services Plan fees $2,438, custodian fees $25,992, Chief Compliance Officer fees $5,660 and transfer agency fees $200, which are offset against an expense reimbursement currently in effect in the amount of $14,942.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2019, redemption fees charged and retained by the fund amounted to $3,844.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2019, amounted to $20,061,992 and $8,488,273, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2019, there were no forward contracts outstanding.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2019:

Average Market Value ($)
Forward contracts	253,618

At April 30, 2019, accumulated net unrealized appreciation on investments was $3,153,198, consisting of $4,105,840 gross unrealized appreciation and $952,642 gross unrealized depreciation.

At April 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

NOTES

NOTES

For More Information

BNY Mellon Strategic Beta Emerging Markets Equity Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub Adviser

Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DOFAX Class C: DOFCX Class I: DOFIX Class Y: DOFYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6342SA0419

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunity Funds

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:     June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      June 25, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)